UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-4204
                                            --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2008
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                     Page 1
PC&J PRESERVATION
FUND

Semi-Annual Report to Shareholders
June 30, 2008




























The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

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
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PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2008, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.




                                             Period Ended
                                               June 30,
                                                                        Years Ended December 31,


Selected Data for Each Share of Capital         2008      2007        2006        2005        2004        2003
Stock Outstanding Throughout the Period     (Unaudited)

NET ASSET VALUE-BEGINNING OF PERIOD         $ 10.48     $ 10.39     $ 10.52     $ 10.74     $ 10.88     $ 11.06

Income from investment operations:
   Net investment income                       0.24        0.52        0.53        0.49        0.44        0.47
   Net realized and unrealized
      gain (loss) on securities               (0.19)       0.09       (0.12)      (0.23)      (0.14)      (0.18)

TOTAL FROM INVESTMENT OPERATIONS               0.05        0.61        0.41        0.26        0.30        0.29

Less distributions:
   From net investment income                 (0.00)      (0.52)      (0.54)      (0.48)      (0.44)      (0.47)

TOTAL DISTRIBUTIONS                           (0.00)      (0.52)      (0.54)      (0.48)      (0.44)      (0.47)

NET ASSET VALUE-END OF PERIOD               $ 10.53     $ 10.48     $ 10.39     $ 10.52     $ 10.74     $ 10.88


TOTAL RETURN                                   0.48%       5.83%       3.86%       2.44%       2.72%       2.63%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.09%*        1.10%       1.10%       1.10%       1.02%       1.00%
   Net investment income                     4.51%*        4.58%       4.49%       4.04%       3.83%       4.19%

Portfolio turnover rate                    117.64%*       31.76%       5.99%      16.10%      37.75%      30.80%

Net assets at end of period (000's)         $11,829     $12,078     $12,923     $15,444     $17,328     $18,081






* Annualized

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2008
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL       MARKET
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------

U.S. AGENCY OBLIGATIONS:

Maturity of 10 - 15 years:                    10.0%
 Federal Home Ln Mtg. Corp. Step-up, 1
   5.000%, due 04-10-23                                $  300,000    $  292,441
 Federal Home Ln Banks Range Note, 2
   7.250%, due 05-08-23                                   500,000       495,000
 Federal Home Ln Mtg. Corp. Step-up, 1
   5.250%, due 06-12-23                                   400,000       395,832


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $1,200,000)                                                    1,183,273


U.S. CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:                       4.8
 Oneok Inc.,
   7.125%, due 04-15-11                                   105,000       109,862
 AOL Time Warner Inc.,
   6.875%, due 05-01-12                                   210,000       215,177
 Alcoa Inc.,
   5.375%, due 01-15-13                                   250,000       244,945

                                                                        569,984


Maturity of 5 - 10 years:                     12.5
 Lehman Bros Holdings Inc.,
   4.800%, due 03-13-14                                   148,000       132,881
 HSBC Finance Corp.,
   6.000%, due 08-15-14                                   275,000       278,367
 Bear Stearns Cos. Inc.,
   5.700%, due 11-15-14                                   162,000       156,089
 OGE Energy Corp.,
   5.000%, due 11-15-14                                   250,000       239,908
 Alltel Corp.,
   7.000%, due 03-15-16                                   100,000       101,000
 Goldman Sachs Group Inc.,
   5.625%, due 01-15-17                                   350,000       325,939
 Terex Corp.,
   8.000%, due 11-15-17                                   250,000       248,125

                                                                      1,482,309







See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2008
(UNAUDITED)



                                               PERCENT
                                                OF NET     PRINCIPAL       MARKET
SECURITY                                        ASSETS       AMOUNT        VALUE
-------------------------------------------    --------    ----------    ----------

U.S. CORPORATE OBLIGATIONS (Cont'd):

Maturity of 10 - 20 years:                        13.3%
 Merrill Lynch Co. Inc.,
   6.500%, due 07-15-18                                    $  230,000    $  213,822
 Toyota Motor Credit Corp. Range Note 2,
   8.000%, due 09-21-21                                       350,000       348,250
 General Electric Capital Corp. Step-Up 1,
   4.875%, due 10-28-21                                       200,000       194,093
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 12-21-21                                       125,000       123,750
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 01-18-22                                        50,000        49,500
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 02-01-22                                       175,000       173,250
 Dow Chemical Co.,
   7.375%, due 03-01-23                                       200,000       222,016
 Morgan Stanley Curve Accrual 2,
   8.375%, due 04-25-23                                       250,000       243,750

                                                                          1,568,431


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $3,678,582)                                30.6                    3,620,724


TAXABLE MUNICIPAL OBLIGATIONS: 3

Maturity of less than 1 year:                      3.1
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08                                 50,000        50,000
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                                 80,000        80,000
 Dayton, OH Taxable Hsng. Improvement
   Bonds, 6.250%, due 11-01-08                                140,000       140,000
 West Haven, CT Go
   6.125%, due 02-01-09                                       100,000       100,787

                                                                            370,787


Maturity of 1 - 5 years:                           1.2
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                                140,000       144,012






See notes to financial statements.

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PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2008
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL       MARKET
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------

TAXABLE MUNICIPAL OBLIGATIONS (Cont'd): 3
Maturity of 5 - 10 years:                         6.8%
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                   $  250,000    $  250,000
 Nebraska Public Power Dist. Rev.,
   5.140%, due 01-01-14                                      310,000       306,640
 Reeves County TX COP,
   6.550%, due 12-01-16                                      115,000       104,008
 Hazelwood MO ID Authority Rev.,
   5.640%, due 02-01-18                                      150,000       146,313

                                                                           806,961


Maturity of 10 - 15 years:                       14.0
 Maryland Heights MO Tax Incremnt Rev,
   7.000%, due 09-01-18                                      200,000       196,040
 Portland OR Weekly Auction Notes,
   0.000%, due 06-01-19                                      150,000       150,000
 Hudson County NJ Lease Rev.,
   7.950%, due 09-01-19                                      300,000       312,567
 Dekalb Cnty. GA Dev. Auth. Rev.,
   6.875%, due 03-01-20                                      275,000       281,672
 Hopkins MN GO,
   7.100%, due 02-01-21                                      150,000       152,969
 Minneapolis & St. Paul Met. GO Rev.,
   6.850%, due 01-01-22                                      295,000       315,508
 KFW Frankfurt Bank Range Notes,
   7.000%, due 05-07-23 2                                    250,000       242,500

                                                                         1,651,256


Maturity of 15 - 25 years:                        6.9
 San Bernardino Cnty. CA Pension Oblig.,
   6.020%, due 08-01-23                                      250,000       246,065
 Alameda Corridor Trans. Auth. CA,
   6.600%, due 10-01-29                                      200,000       203,544
 Frisco TX COP,
   6.375%, due 02-15-33                                      360,000       366,311

                                                                           815,920

TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,828,141)                   32.0                    3,788,936






See notes to financial statements.

JUNE 30, 2008
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL      MARKET
SECURITY                                     ASSETS      AMOUNT        VALUE
----------------------------------------    --------    ---------    ----------

TOTAL U.S. AGENCY, U.S. CORPORATE
       AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,706,723)                             72.6%                 $8,592,933


PREFERRED STOCK:                                6.8     SHARES
                                                        ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000       107,150
 FPL Group Cap. Tr. I Pfd., 5.875%                          5,300       125,239
 Georgia Power Cap. Tr. VII Pfd., 5.875%                    5,200       124,540
 J P Morgan Chase Cap. XVI Pfd.,                            5,200       115,024
 6.350%
 Lincoln Natl. Cap. Vi. Pfd. F, 6.750%                      5,200       114,140
 Metlife Inc. Pfd. B, 6.500%                                5,200       111,280
 Powershares ETF Trust Finl. Pfd.                           5,900       110,507


TOTAL PREFERRED STOCK
 (Cost $860,447)                                                        807,880


EXCHANGE TRADED DEBT:                           5.1
 AT&T Inc. Sr. Note, 6.375%                                 5,000       125,050
 Comcast Corp. New Note                                     5,400       116,262
 General Elec. Cap. Corp. Pines, 6.100%                     5,000       123,750
 Metlife Inc. Sr. Note, 5.875%                              5,175       121,354
 Viacom Inc. New Note Sr. 6.850%                            5,544       121,136


TOTAL EXCHANGE TRADED DEBT
 (Cost $615,586)                                                        607,552


INVESTMENT COMPANIES:                          12.2
 Highland Floating Rate A                                  35,270       299,445
 Oppenheimer Sr. Floating Rate A                           36,400       305,397
 Vanguard Money Market Reserves                           650,000       650,000
 First American Treasury Obligations                      182,949       182,949


TOTAL INVESTMENT COMPANIES
 (Cost $1,517,949)                                                    1,437,791










See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2008
(UNAUDITED)



                                          PERCENT
                                           OF NET     PRINCIPAL      MARKET
SECURITY                                   ASSETS      AMOUNT         VALUE
--------------------------------------    --------    ---------    -----------

LEASE ASSIGNMENTS:                            2.3%
 PHS Indian Health Service Lease 2, 4
   7.013%, due 05-01-10                                            $   114,978
 Ford Motor Co. ESA Lease 2, 4
   12.524%, due 06-01-13                                               153,914


TOTAL LEASE ASSIGNMENTS:
 (Cost $300,020)                                                       268,892



TOTAL INVESTMENTS
 (Cost $12,000,725) 5                        99.0                   11,715,048


OTHER ASSETS LESS LIABILITIES                 1.0                      113,565


NET ASSETS                                  100.0%                 $11,828,613























1 Interest rates listed for step-up bonds are the rates as of June 30, 2008.
2 Security valued according to "good faith pricing" guidelines.  (See Note A)
3 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
4 Security has been deemed illiquid.
5 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation (depreciation). (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
(UNAUDITED)




ASSETS:
Investments in securities, at market value
 (Cost basis - $12,000,725) (Notes A & D)                            $11,715,048
Receivables - Dividend and Interest                                      143,791
Receivables - Fund shares sold                                             1,810

Total assets                                                          11,860,649

LIABILITIES:
Accrued expenses (Note B)                                                (10,756)
Payables - Fund shares redeemed                                          (21,280)

Total liabilities                                                        (32,036)


NET ASSETS                                                           $11,828,613
                                                                     ------------



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of period                                                   1,152,637
 Net decrease  (Note C)                                                  (29,227)

 End of period                                                         1,123,410



NET ASSET VALUE, offering price and redemption price per share       $     10.53



NET ASSETS CONSIST OF:
 Paid in capital                                                     $12,283,148
 Net unrealized depreciation on investments                             (285,677)
 Undistributed net investment income                                     279,529
 Accumulated net realized loss on investments                           (448,387)

 Net Assets                                                          $11,828,613
















See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)




INVESTMENT INCOME (Note A):
 Interest                                                       $ 257,881
 Dividends                                                         82,229

Total Investment Income                                           340,110

EXPENSES (Note B):
 Investment advisory fee                                           30,077
 Management fee                                                    36,092

Total expenses                                                     66,169


NET INVESTMENT INCOME                                             273,941


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                   5,516
 Change in unrealized depreciation of investments                (220,906)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (215,390)


NET INCREASE IN NET ASSETS FROM OPERATIONS                      $  58,551



























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                            For The Six Months     For the Year
                                                                 Ended                Ended
                                                             June 30, 2008       December 31, 2007
                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                        $   273,941       $   566,985
 Net realized gain (loss) on investments                            5,516           (17,582)
 Change in unrealized depreciation of investments                (220,906)          157,633

Net increase in net assets from operations                         58,551           707,036

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                             0          (566,481)

Net decrease in assets from distributions to shareholders               0          (566,481)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                             (308,191)         (985,102)

Total decrease in net assets                                     (249,640)         (844,547)

NET ASSETS:
 Beginning of year                                             12,078,253        12,922,800

 End of period                                                $11,828,613       $12,078,253




UNDISTRIBUTED NET INVESTMENT INCOME                           $   279,529       $     5,588























See notes to financial statements.

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PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940 ("1940 Act"). The investment objective of the Fund is the generation of income and the preservation of capital.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees ("Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods. In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

The following table summarizes the inputs used to value the Fund's net assets as of June 30, 2008.




Valuation Inputs                                                       Investments in Securities ($000)
Level 1 - Quoted Prices                                                $                          8,505
Level 2 - Other Significant Observable Inputs                                                     3,095
Level 3 - Significant Unobservable Inputs                                                           115
   Total                                                               $                         11,715
                                                                       ---------------------------------


                                                                       Measurements
                                                                       Using Unobservable Inputs
in 000s                                                                                        (Level 3)

                                                                       Securities


Beginning Balance 12-31-2007                                           $                            142

Total gains or losses (realized/unrealized) included in earnings                                      1

Purchases, sales, issuances, settlements and return of capital
 (net)                                                                                              -28

Transfers in and/or out of Level 3                                                                    0

Ending Balance 6-30-2008                                               $                            115


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
 reporting date                                                        $                              1
                                                                       =================================


Gains and losses (realized and unrealized) included in earnings
(or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
 assets) for the period                                                $                              1

Change in unrealized gains or losses relating to assets still held
 at reporting date                                                     $                              1

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2007, the Fund has a capital loss carry forward of $453,902, of which $152,270 can be carried forward through 2008, $98,440 through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014 and $17,581 through
2015. These losses can be used to offset future gains. See Note E for further disclosure regarding FASB Interpretation 48 ("FIN 48").
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $30,077 for the six months ended June 30, 2008. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,500 for the six months ended June 30, 2008.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $36,092 for the six months ended June 30, 2008.
Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.








PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)





C. CAPITAL SHARE TRANSACTIONS
                         For the Six Months Ended
                               June 30, 2008                     For the Year Ended
                              (Unaudited)                        December 31, 2007
                            -------------------

                                Shares       Dollars         Shares       Dollars
                           --------------    ----------      ---------    ------------
Subscriptions                    59,908      $ 631,559        103,358     $ 1,102,488
Reinvestment of distributions         0              0         54,105         566,481
                                 59,908        631,559        157,463       1,668,969
Redemptions                     (89,135)      (939,750)      (248,847)     (2,654,071)

Net decrease                    (29,227)     $(308,191)       (91,384)    $  (985,102)


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2008, aggregated $12,374,881 and $7,848,750, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2008, aggregated $1,399,600 and $4,165,000, respectively.
At June 30, 2008, gross unrealized appreciation on investments was $26,814 and gross unrealized depreciation on investments was $312,491 for a net unrealized
depreciation  of  $285,677  for                                   financial
reporting  and  federal  income  tax  purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



F      For the Year Ended December 31, 2007                 For the Year Ended December 31, 2006
                            -------------------------------------

Ordinary Income  Capital Gains  Total Distribution   Ordinary Income  Capital Gains  Total Distribution
-------------------------------------  -------------------------------------  -------------------  ----------------

$       566,481  $           0  $          566,481  $        633,838  $           0  $          633,838







Tax Basis of Distributable Earnings
As of December 31, 2007

Undistributed
 Ordinary                             Undistributed    Unrealized
 Income                               Capital Gains    Appreciation
------------------------------------  ---------------  --------------
$     5,588                           $     (453,903)  $     (64,771)
------------------------------------  ---------------  --------------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

The Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, which sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements.

F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT
The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 18, 2008. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Funds and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2007, and income statement for the year ended December 31, 2007, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), a wholly owned subsidiary of the Adviser. The Adviser explained that Service
Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund are excellent.

The Trustees then compared the Fund's average total returns with comparable benchmarks. The Trustees noted that, unlike mutual funds that have a specific investment style, the Fund does not have a pre-defined peer group. The Adviser explained that because the Adviser often is the sole investment adviser for a client/shareholder and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. The Adviser stated the Fund is designed to meet the client/shareholder need for positive investment returns that exceed returns available from money market funds as opposed to outperforming a static benchmark. The Adviser stated that positive returns are more important to the Fund's shareholders than
performance  against  a  benchmark.   The  Fund,  with  its  heavy
exposure to high-quality credit instruments, provided a 5.83% return for the fiscal year ended December 31, 2007. However, the Fund was positioned more for a rising interest rate environment than a declining one. To preserve principal in a rising rate market, the Fund's effective average maturity (average based on expected bond call dates) was lower than the Lehman Intermediate Bond Index. It also held a number of issues with limited price appreciation (the security would be called if interest rates dropped); therefore, the price could not climb much above par. To compensate the Fund for the price limitation, the securities


PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

provided above-average coupon payments and offered some downside price protection from a rising rate environment. The higher coupon payments and quality orientation helped the Fund's return exceed the 4.38% return of the Morningstar group of comparable funds. But, holding issues with price caps caused the return to fall below the 7.39% return of the Lehman Index. In its opinion, the Adviser believes we could experience a prolonged period of low interest rates. The Adviser is continuing to evaluate an expanding universe of
investment  options.   The  objectives  of  the  Fund  continue  to  be  income
production and preservation of capital. The Adviser reviewed the performance of the Fund compared to other short and intermediate term mutual funds of similar asset size, noting that the Fund outperformed this group in the last three years. The Trustees concluded that the Fund has performed very well, particularly in the last three years.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser are excellent in light of the objective and strategy of the Fund, and were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of other high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The Adviser informed the Trustees that, because of the nature of the relationship between it and the shareholder/clients, the level of service received by shareholders, in its opinion, exceeded the "average service" provided by advisers to other mutual funds. The Adviser stated that it provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. In addition, the Adviser noted that small, individually managed accounts would be subject to a minimum fee that would exceed the advisory fees charged through the PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable. It was the consensus of the Trustees that the Fund's expense ratio of 1.10% was in line with the 1.26% average expense ratio of the other funds of similar size and objective. It was also noted that the 1.26% average expense ratio does not include front-end fees (average of 1.12%), deferred load (average of 0.88%) and 12b-1 fees (average of 0.45%) charged by the other funds of similar size and objective.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. They noted that current structure allows for lower fees overall, rather that an initial higher fee for the first step before a breakpoint. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. Finally, the Trustees reviewed a report on the use of the Performance Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term.


G.  MATTERS  SUBMITTED  FOR  SHAREHOLDER  VOTE
A special meeting of the Shareholders of the PC&J Preservation Fund was held on May 14, 2008 at 10:00 a.m. Eastern time.
The matters to be considered and voted upon by the Shareholders of the PC&J Preservation Fund were the election of John W. Lohbeck and Laura B. Pannier as Trustees of the Board of Trustees of the PC&J Preservation Fund.
Votes cast for the election of John W. Lohbeck as Trustee of the Board of Trustees for the PC&J Preservation Fund:
     For Approval:   830,973.184
                  --------------

     Against Approval: 0
                      --

     Abstain:300,309.361
             -----------






PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

Votes cast for the election of Laura B. Pannier as Trustee of the Board of Trustees for the PC&J Preservation Fund:
     For Approval:830,973.184
                  -----------

     Against Approval: 0
                      --

     Abstain:300,309.361
             -----------


After tabulating the votes, it was concluded that the Shareholders had approved the election of John W. Lohbeck and Laura B. Pannier as Trustees of the PC&J Preservation Fund.

In addition to the election of John W. Lohbeck and Laura B. Pannier as Trustees, James M. Johnson and Kathleen A. Carlson continued their terms as Trustees of the PC&J Preservation Fund.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)



FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2008) and held for the six months ended June 30, 2008.
                                Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                          Beginning Account   Ending Account
                                Value              Value        Expenses Paid
                           January 1, 2008     June 30, 2008   During Period*

Actual
                          $         1,000.00  $      1,004.77  $          5.48

Hypothetical (5% return   $         1,000.00  $      1,019.41  $          5.52
 before expenses)




* Expenses are equal to the Fund's annualized expense ratio of 1.1%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




                               % OF NET
TYPE OF SECURITY                ASSETS
                               ---------
U.S. Agency Obligations            10.0%
-----------------------------  ---------
U.S. Corporate Obligations         30.6
Taxable Municipal Obligations      32.0
Preferred Stock                     6.8
Exchange Traded Debt                5.1
Investment Companies               12.2
Lease Assignments                   2.3
Other Assets Less Liabilities       1.0
Total                             100.0%
                               ---------









A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 24, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 6, 2008
         --------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 6, 2008
         --------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 6, 2008
         --------------